Shareholders’ equity	3 Months Ended
Mar. 31, 2026
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Group manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of March 31, 2026, the Group's share capital amounted to €793 thousand divided into 79,291,188 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since inception.
Share capital does not include founders’ share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites d’actions,”
or “AGA”) that have been granted to certain natural persons, both employees and non-employees of the Group, but not yet exercised.
The Group held none of its own shares as of December 31, 2025 and March 31, 2026.
The number of outstanding ordinary shares was 78,536,412 and 79,291,188 as of December 31, 2025 and March 31, 2026,
respectivelyNote 13.2. Change in share capital
The increase in the share capital for the three months ended March 31, 2026 relates to (i) the vesting of 752,236 AGAs and (ii) the exercise of 2,540 BCEs (see Note 14), resulting in the issuance of respectively 752,236 and 2,540 ordinary shares (i.e. 754,776 in the aggregate) with a par value of €0.01 per share.
Distribution of dividends
The Group did not distribute any dividends during any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand its business.